Short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term investments
Schedule of Short-Term Investments

(In thousands)	December 31, 2018	December 31, 2019
Time deposits	141,059	102,555
Investments in financial instruments (note)	55,479	292
Total	196,538	102,847

Note:      The investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.